Accounts Receivable, Net	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Accounts receivable	$9,918,181	$18,901,578	$2,410,300
Less: provision for credit losses	(600,834)	(1,267,685)	(161,653)
Accounts receivable, net	$9,317,347	$17,633,893	$2,248,647

Movement of provision for credit losses is as follows:

	For the years ended June 30,
	2025	2026
	HKD	HKD	US$
Beginning balance	$99,775	$600,834	$76,617
Provision	501,059	666,851	85,036
Ending balance	$600,834	$1,267,685	$161,653

For the years ended June 30, 2026, 2025 and 2024, provision for credit losses provided were HKD666,851 (US$85,036), HKD501,059 and HKD99,775, respectively.